UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
           --------------------------------------------------
Address:   33 Cavendish Square, 16th Floor
           --------------------------------------------------
           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title: Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
           -------------------------------------------------------
Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Paul Leary             London, United Kingdom          2/14/08
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:        $6,090
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number      Name

     1              028-11857                 Centaurus Capital Limited
---------          ------------              -----------------------------

                                                  Form 13F INFORMATION TABLE


              COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6     COLUMN 7          COLUMN 8
                                                       VALUE   SHRS  OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION   MANAGERS   SOLE    SHARED    NONE
---------------------      --------------  ---------  -------- ------   ---- ---- ----------  ---------- -----    ------    ----
BUSINESS OBJECTS SA         SPONSORED ADR  12328X107   6,090    100,000  SH       OTHER           1        0      100,000     0
